UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2016

Item 1.

Reports to Stockholders

Fidelity® VIP Investment Grade Central Fund Annual Report December 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP Investment Grade Central Fund	4.70%	3.14%	4.92%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® VIP Investment Grade Central Fund on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,165	Fidelity VIP Investment Grade Central Fund
$15,300	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds gained modestly for the 12 months ending December 31, 2016, a volatile year marked by concern about global economic growth that gave way to optimism for the U.S. economy. The Bloomberg Barclays U.S. Aggregate Bond Index rose 2.65%. Bond yields declined sharply early on and reached an all-time low shortly after the U.K.’s late-June “Brexit” vote to leave the European Union. Yields then rebounded during the summer on expectations of a global policy shift from monetary to fiscal expansion. The rally continued into the U.S. presidential election, and rallied strongly thereafter, as investors viewed Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates, and its signal for additional hikes in 2017. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments with a gain of 6.11%. U.S. Treasuries, meanwhile, lagged spread-based sectors, returning 1.04%. Most securitized sectors slightly lagged the index, although commercial mortgage-backed securities (CMBS) slightly outperformed. Outside the index, riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose substantially.

Comments from Co-Portfolio Manager Ford O’Neil:  For the year, the fund gained 4.70%, outpacing, net of fees, the 2.65% return of the Bloomberg Barclays U.S. Aggregate Bond Index. The portfolio managers added value through sector positioning and security selection, while managing risk by keeping the fund’s duration roughly in line with that of the Barclays benchmark. Three drivers of outperformance were security selection among government-related bonds, positioning in the investment-grade corporate segment, and an out-of-benchmark position in TIPS. In the government-related segment, our bias toward sovereign Mexican and Brazilian debt provided a boost. Additionally, holdings in taxable municipal bonds issued in California were helpful, more than offsetting the disappointing performance of our holdings in taxable munis issued by Illinois and the city of Chicago. Among investment-grade corporate bonds, an overweighting in the energy sector added value. Overweighting financials also was helpful, especially banks and real estate investment trusts (REITs). However, picks among utilities modestly detracted. The fund’s non-index exposure to TIPS in lieu of nominal U.S. Treasury securities also aided performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On October 1, 2016, Celso Munoz joined Ford O’Neil as Co-Portfolio Manager of the fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of December 31, 2016
U.S. Government and U.S. Government Agency Obligations	47.7%
AAA	1.7%
AA	1.8%
A	7.4%
BBB	29.7%
BB and Below	9.3%
Short-Term Investments and Net Other Assets	2.4%

As of June 30, 2016
U.S. Government and U.S. Government Agency Obligations	44.5%
AAA	3.0%
AA	2.8%
A	8.4%
BBB	32.3%
BB and Below	10.7%
Not Rated	0.1%
Short-Term Investments and Net Other Assets*	(1.8)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of December 31, 2016*,**
Corporate Bonds	41.6%
U.S. Government and U.S. Government Agency Obligations	47.7%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	3.0%
Municipal Bonds	3.0%
Other Investments	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Futures and Swaps - 3.3%

 ** Foreign investments - 11.2%

As of June 30, 2016*,**
Corporate Bonds	46.1%
U.S. Government and U.S. Government Agency Obligations	44.5%
Asset-Backed Securities	1.1%
CMOs and Other Mortgage Related Securities	5.3%
Municipal Bonds	3.3%
Other Investments	1.5%
Short-Term Investments and Net Other Assets (Liabilities)***	(1.8)%

 * Futures and Swaps - 0.0%

 ** Foreign investments - 11.8%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments December 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 1.2%
General Motors Co.:
3.5% 10/2/18	$3,528,000	$3,597,544
5.2% 4/1/45	1,863,000	1,792,547
6.25% 10/2/43	599,000	661,067
6.6% 4/1/36	2,299,000	2,624,111
6.75% 4/1/46	3,855,000	4,513,002
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,120,000	1,126,035
3.2% 7/13/20	10,000,000	10,023,140
3.25% 5/15/18	1,860,000	1,884,094
3.5% 7/10/19	4,187,000	4,261,612
4.2% 3/1/21	5,411,000	5,563,114
4.25% 5/15/23	2,080,000	2,102,859
4.375% 9/25/21	15,702,000	16,273,082
4.75% 8/15/17	1,940,000	1,976,738
		56,398,945
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	423,300
4.25% 6/15/23	2,932,000	3,097,805
		3,521,105
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	910,000	917,532
3.7% 1/30/26	2,400,000	2,440,092
4.7% 12/9/35	1,239,000	1,308,736
		4,666,360
Media - 1.7%
21st Century Fox America, Inc.:
6.15% 2/15/41	3,454,000	4,078,466
7.75% 12/1/45	3,169,000	4,387,037
AOL Time Warner, Inc. 2.95% 7/15/26	12,000,000	11,161,608
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	5,994,441
4.908% 7/23/25	3,860,000	4,063,109
Discovery Communications LLC:
3.25% 4/1/23	604,000	588,233
6.35% 6/1/40	2,421,000	2,566,882
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,554,806
4.5% 9/15/42	1,053,000	951,934
5.5% 9/1/41	1,700,000	1,725,373
5.85% 5/1/17	1,239,000	1,256,554
5.875% 11/15/40	1,500,000	1,597,092
6.55% 5/1/37	18,635,000	21,065,079
6.75% 7/1/18	4,425,000	4,723,475
7.3% 7/1/38	3,781,000	4,644,338
8.25% 4/1/19	7,716,000	8,667,267
Viacom, Inc. 2.5% 9/1/18	546,000	547,540
		85,573,234

TOTAL CONSUMER DISCRETIONARY		150,159,644

CONSUMER STAPLES - 1.9%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	9,870,000	9,915,284
3.3% 2/1/23	10,630,000	10,807,404
4.7% 2/1/36	10,065,000	10,583,589
4.9% 2/1/46	11,511,000	12,359,741
		43,666,018
Food & Staples Retailing - 0.1%
CVS Health Corp. 3.5% 7/20/22	2,525,000	2,591,713
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,491,444
3.3% 11/18/21	2,918,000	2,970,016
		8,053,173
Tobacco - 0.9%
Altria Group, Inc. 4% 1/31/24	2,227,000	2,350,440
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,926,531
4.25% 7/21/25 (a)	4,804,000	4,952,506
Reynolds American, Inc.:
2.3% 6/12/18	2,110,000	2,123,046
3.25% 6/12/20	939,000	961,604
4% 6/12/22	3,228,000	3,372,714
4.45% 6/12/25	2,341,000	2,468,556
5.7% 8/15/35	1,215,000	1,393,162
5.85% 8/15/45	9,320,000	11,015,699
6.15% 9/15/43	4,000,000	4,817,960
7.25% 6/15/37	2,962,000	3,875,161
		42,257,379

TOTAL CONSUMER STAPLES		93,976,570

ENERGY - 7.3%
Energy Equipment & Services - 0.3%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,613,832
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,502,878
4.85% 11/15/35	2,154,000	2,268,214
5% 11/15/45	2,951,000	3,194,213
Noble Holding International Ltd.:
5.25% 3/16/18	342,000	341,145
7.2% 4/1/25 (b)	2,180,000	2,043,750
8.2% 4/1/45 (b)	2,104,000	1,751,580
		13,715,612
Oil, Gas & Consumable Fuels - 7.0%
Anadarko Finance Co. 7.5% 5/1/31	5,413,000	6,879,815
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,620,000	1,735,637
5.55% 3/15/26	3,337,000	3,730,102
6.45% 9/15/36	1,002,000	1,190,795
6.6% 3/15/46	4,530,000	5,577,209
BP Capital Markets PLC:
4.5% 10/1/20	1,811,000	1,941,886
4.742% 3/11/21	3,000,000	3,269,802
Canadian Natural Resources Ltd.:
1.75% 1/15/18	1,762,000	1,757,549
3.8% 4/15/24	6,783,000	6,751,954
5.85% 2/1/35	2,497,000	2,653,897
Cenovus Energy, Inc. 5.7% 10/15/19	3,719,000	3,976,537
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	894,000	898,233
3.3% 6/1/20	4,379,000	4,458,361
4.5% 6/1/25	1,336,000	1,401,813
ConocoPhillips Co. 5.75% 2/1/19	3,900,000	4,188,557
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,785,738
5.35% 3/15/20 (a)	3,724,000	3,863,650
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	1,980,050
2.7% 4/1/19	4,300,000	4,246,250
3.875% 3/15/23	1,771,000	1,703,489
5.6% 4/1/44	1,227,000	1,119,638
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,477,000
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,367,396
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,536,180
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,253,000	1,229,885
3.9% 5/15/24 (b)	1,322,000	1,252,542
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,574,093
4.375% 10/15/20	3,093,000	3,226,655
Enbridge, Inc.:
4.25% 12/1/26	1,773,000	1,812,745
5.5% 12/1/46	2,046,000	2,194,961
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,290,716
Enterprise Products Operating LP:
1.65% 5/7/18	1,969,000	1,963,184
2.55% 10/15/19	863,000	871,404
3.7% 2/15/26	4,800,000	4,810,810
3.75% 2/15/25	2,900,000	2,942,937
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	4,918,000	4,873,586
3.95% 9/1/22	3,454,000	3,542,561
4.25% 9/1/24	813,000	831,000
6.55% 9/15/40	460,000	505,045
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,385,551
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,496,000	1,615,662
MPLX LP 4% 2/15/25	683,000	663,051
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,097,280
Petro-Canada 6.05% 5/15/18	1,480,000	1,563,843
Petrobras Global Finance BV:
4.375% 5/20/23	7,020,000	6,133,374
5.625% 5/20/43	6,681,000	4,938,595
7.25% 3/17/44	24,245,000	21,401,062
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	17,294,000	16,913,532
5.75% 1/20/20	6,461,000	6,541,763
7.875% 3/15/19	1,225,000	1,313,004
Petroleos Mexicanos:
3.125% 1/23/19	642,000	636,543
3.5% 7/18/18	5,440,000	5,488,960
3.5% 7/23/20	32,555,000	31,863,206
3.5% 1/30/23	3,410,000	3,130,380
4.5% 1/23/26	6,809,000	6,202,999
4.625% 9/21/23 (a)	7,350,000	7,150,080
4.875% 1/24/22	3,398,000	3,408,194
4.875% 1/18/24	4,539,000	4,401,060
5.375% 3/13/22 (a)	2,700,000	2,764,746
5.5% 1/21/21	3,601,000	3,704,529
5.5% 6/27/44	2,492,000	2,073,842
5.625% 1/23/46	8,402,000	6,973,660
6% 3/5/20	1,625,000	1,713,969
6.375% 1/23/45	4,048,000	3,683,680
6.5% 6/2/41	7,675,000	7,188,021
6.75% 9/21/47 (a)	4,975,000	4,700,380
8% 5/3/19	2,537,000	2,784,358
Phillips 66 Co. 4.3% 4/1/22	3,770,000	4,043,841
Phillips 66 Partners LP 2.646% 2/15/20	375,000	373,609
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,792,055
6.125% 1/15/17	1,250,000	1,251,524
Southwestern Energy Co.:
5.8% 1/23/20 (b)	3,196,000	3,291,880
6.7% 1/23/25 (b)	2,509,000	2,565,453
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,828,710
Spectra Energy Partners LP 2.95% 9/25/18	733,000	744,438
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	4,938,262
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,165,720
4.55% 6/24/24	13,337,000	13,236,973
Western Gas Partners LP:
4.65% 7/1/26	1,132,000	1,170,471
5.375% 6/1/21	6,322,000	6,794,241
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,537,180
3.9% 1/15/25	1,216,000	1,191,117
4% 11/15/21	1,605,000	1,645,793
4.3% 3/4/24	5,449,000	5,496,499
4.5% 11/15/23	1,751,000	1,796,803
		340,713,555

TOTAL ENERGY		354,429,167

FINANCIALS - 17.8%
Banks - 9.8%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	5,277,000	5,300,588
5.5% 7/12/20 (a)	28,200,000	29,210,406
5.75% 9/26/23 (a)	3,877,000	3,887,584
6.5% 6/10/19 (a)	1,340,000	1,423,348
Bank of America Corp.:
2.25% 4/21/20	3,337,000	3,315,306
2.6% 1/15/19	7,155,000	7,213,628
3.5% 4/19/26	5,024,000	4,949,936
3.875% 8/1/25	2,860,000	2,904,284
3.95% 4/21/25	6,646,000	6,607,560
4% 1/22/25	1,403,000	1,403,013
4.2% 8/26/24	6,867,000	6,987,145
4.25% 10/22/26	4,261,000	4,306,316
5.75% 12/1/17	12,290,000	12,729,798
5.875% 1/5/21	1,785,000	1,985,846
Barclays PLC:
2% 3/16/18	17,646,000	17,609,314
2.75% 11/8/19	3,581,000	3,571,546
3.25% 1/12/21	4,610,000	4,614,490
4.375% 1/12/26	6,221,000	6,300,766
Citigroup, Inc.:
1.8% 2/5/18	68,000,000	67,979,736
1.85% 11/24/17	8,579,000	8,594,691
2.15% 7/30/18	9,998,000	10,029,384
3.875% 3/26/25	9,500,000	9,425,273
4.05% 7/30/22	1,800,000	1,860,991
4.3% 11/20/26	9,000,000	9,070,920
5.5% 9/13/25	1,663,000	1,825,330
Citizens Bank NA 2.55% 5/13/21	1,560,000	1,549,066
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	4,910,791
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,623,457
3.75% 3/26/25	4,660,000	4,583,306
3.8% 9/15/22	7,240,000	7,296,262
3.8% 6/9/23	8,582,000	8,563,231
Discover Bank:
4.2% 8/8/23	2,849,000	2,965,063
7% 4/15/20	2,309,000	2,562,242
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,033,000
4.5% 6/1/18	1,179,000	1,216,192
8.25% 3/1/38	4,319,000	6,003,583
HBOS PLC 6.75% 5/21/18 (a)	2,600,000	2,741,045
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,232,963
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,714,079
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,135,934
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	3,027,000	2,794,405
5.71% 1/15/26 (a)	6,992,000	6,663,914
JPMorgan Chase & Co.:
2.75% 6/23/20	5,755,000	5,803,054
2.95% 10/1/26	4,283,000	4,081,836
3.875% 9/10/24	43,751,000	44,215,548
4.125% 12/15/26	17,825,000	18,166,224
MUFG Americas Holdings Corp. 2.25% 2/10/20	4,493,000	4,442,314
PNC Bank NA 2.3% 6/1/20	1,450,000	1,448,366
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,635,740
Regions Bank 6.45% 6/26/37	7,720,000	8,680,939
Regions Financial Corp. 3.2% 2/8/21	2,833,000	2,870,787
Royal Bank of Canada 4.65% 1/27/26	5,314,000	5,653,474
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	42,740,000	42,567,886
6% 12/19/23	8,517,000	8,837,495
6.1% 6/10/23	11,522,000	12,048,521
6.125% 12/15/22	8,239,000	8,751,466
		474,899,382
Capital Markets - 5.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,125,000	4,829,257
4.25% 2/15/24	4,287,000	4,304,594
Credit Suisse AG 6% 2/15/18	6,486,000	6,745,317
Deutsche Bank AG 4.5% 4/1/25	10,381,000	9,928,814
Deutsche Bank AG London Branch:
1.875% 2/13/18	24,542,000	24,398,258
2.85% 5/10/19	9,310,000	9,266,746
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,474,205
2.55% 10/23/19	59,670,000	60,079,217
2.625% 1/31/19	16,652,000	16,825,014
2.9% 7/19/18	6,251,000	6,336,282
5.25% 7/27/21	1,125,000	1,231,913
5.625% 1/15/17	3,000,000	3,003,663
5.95% 1/18/18	755,000	786,459
6.15% 4/1/18	5,954,000	6,262,274
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,628,000	1,642,933
3.75% 12/1/25	2,910,000	2,985,237
Lazard Group LLC 4.25% 11/14/20	3,307,000	3,455,593
Morgan Stanley:
1.875% 1/5/18	4,357,000	4,363,187
2.125% 4/25/18	4,257,000	4,273,360
2.65% 1/27/20	15,070,000	15,131,516
4.875% 11/1/22	7,751,000	8,298,027
5% 11/24/25	1,047,000	1,117,028
5.75% 1/25/21	3,512,000	3,893,793
6.625% 4/1/18	10,165,000	10,748,349
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	4,872,465
Thomson Reuters Corp.:
1.3% 2/23/17	1,374,000	1,374,058
3.85% 9/29/24	3,379,000	3,443,505
UBS AG Stamford Branch:
1.375% 6/1/17	3,574,000	3,573,103
2.35% 3/26/20	1,450,000	1,443,110
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,355,235
		243,442,512
Consumer Finance - 0.9%
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,111,054
3.95% 11/6/24	2,847,000	2,818,111
Ford Motor Credit Co. LLC:
2.24% 6/15/18	5,000,000	5,005,995
2.875% 10/1/18	4,500,000	4,552,902
Hyundai Capital America:
1.45% 2/6/17 (a)	5,241,000	5,241,891
2% 3/19/18 (a)	6,308,000	6,306,032
2.125% 10/2/17 (a)	4,770,000	4,778,820
2.875% 8/9/18 (a)	1,921,000	1,943,034
Synchrony Financial:
1.875% 8/15/17	994,000	994,776
3% 8/15/19	1,459,000	1,477,268
3.75% 8/15/21	2,203,000	2,262,305
4.25% 8/15/24	2,218,000	2,255,220
		42,747,408
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	5,763,792
3.875% 8/15/22	5,542,000	5,643,868
4.125% 6/15/26	2,032,000	2,022,986
		13,430,646
Insurance - 1.8%
ACE INA Holdings, Inc. 2.875% 11/3/22	2,975,000	2,996,006
AIA Group Ltd. 2.25% 3/11/19 (a)	913,000	915,677
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,410,227
3.75% 7/10/25	8,311,000	8,353,868
4.875% 6/1/22	3,597,000	3,926,697
Aon Corp. 5% 9/30/20	1,402,000	1,509,198
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,110,000	4,340,226
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	4,093,000	4,449,279
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,474,097
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	5,285,000	4,836,267
MetLife, Inc.:
1.903% 12/15/17 (b)	886,000	888,278
4.75% 2/8/21	1,477,000	1,604,890
Metropolitan Life Global Funding I 3% 1/10/23 (a)	2,636,000	2,644,831
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	2,297,000	3,388,089
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,252,000	5,358,626
6% 2/10/20 (a)	5,271,000	5,691,826
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	603,906
6.2% 11/15/40	1,297,000	1,582,313
7.375% 6/15/19	1,250,000	1,406,565
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	5,772,979
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,222,000	1,242,495
4.125% 11/1/24 (a)	1,771,000	1,786,603
Unum Group:
3.875% 11/5/25	4,860,000	4,743,496
4% 3/15/24	5,930,000	5,947,375
5.625% 9/15/20	2,889,000	3,143,885
5.75% 8/15/42	7,278,000	7,822,234
		89,839,933

TOTAL FINANCIALS		864,359,881

HEALTH CARE - 2.2%
Biotechnology - 0.2%
AbbVie, Inc.:
2.9% 11/6/22	4,038,000	3,983,988
3.2% 11/6/22	4,580,000	4,577,834
		8,561,822
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 2.675% 12/15/19	1,156,000	1,172,300
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	8,772,000	8,774,035
2% 4/1/18	9,035,000	9,044,821
		18,991,156
Health Care Providers & Services - 0.6%
HCA Holdings, Inc.:
3.75% 3/15/19	6,803,000	6,990,083
4.25% 10/15/19	11,265,000	11,715,600
4.75% 5/1/23	215,000	220,106
5.875% 3/15/22	260,000	280,150
6.5% 2/15/20	7,140,000	7,811,160
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,855,161
		29,872,260
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	712,000	717,156
4.15% 2/1/24	1,093,000	1,136,942
		1,854,098
Pharmaceuticals - 1.0%
Actavis Funding SCS:
2.35% 3/12/18	11,511,000	11,576,060
3% 3/12/20	3,962,000	4,014,960
3.45% 3/15/22	6,868,000	6,964,241
Allergan PLC 1.875% 10/1/17	1,428,000	1,430,656
Mylan N.V.:
2.5% 6/7/19 (a)	2,445,000	2,431,144
3.15% 6/15/21 (a)	5,002,000	4,904,586
3.95% 6/15/26 (a)	2,549,000	2,382,112
Perrigo Co. PLC 2.3% 11/8/18	1,180,000	1,178,201
Perrigo Finance PLC:
3.5% 12/15/21	1,065,000	1,072,540
4.9% 12/15/44	696,000	638,132
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,623,000	3,462,907
2.8% 7/21/23	2,593,000	2,451,728
3.15% 10/1/26	3,088,000	2,842,634
Zoetis, Inc.:
1.875% 2/1/18	676,000	675,952
3.25% 2/1/23	1,649,000	1,643,667
		47,669,520

TOTAL HEALTH CARE		106,948,856

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
Arconic, Inc. 5.125% 10/1/24	2,956,000	3,029,900
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	215,340	218,301
6.795% 2/2/20	210,667	216,460
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,086,457	2,328,903
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	469,749	479,144
8.36% 1/20/19	1,859,039	1,914,810
		5,157,618
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	2,155,000	2,158,681
2.625% 9/4/18	4,630,000	4,661,452
3.375% 6/1/21	2,523,000	2,555,728
3.75% 2/1/22	4,522,000	4,653,423
3.875% 4/1/21	4,057,000	4,168,202
4.25% 9/15/24	3,565,000	3,616,792
4.75% 3/1/20	3,519,000	3,729,894
		25,544,172

TOTAL INDUSTRIALS		33,731,690

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	1,394,000	1,414,273
Tyco Electronics Group SA 2.375% 12/17/18	832,000	839,857
		2,254,130
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 4.375% 5/13/45	10,649,000	10,917,802
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (b)	1,218,000	1,228,299
		12,146,101

TOTAL INFORMATION TECHNOLOGY		14,400,231

MATERIALS - 0.7%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,786,724
4.25% 11/15/20	1,196,000	1,265,695
		5,052,419
Metals & Mining - 0.6%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	2,079,867
6.75% 10/19/75 (a)(b)	4,773,000	5,357,693
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (a)	3,750,000	3,824,925
4.5% 8/13/23 (a)	9,000,000	9,289,242
4.875% 11/4/44 (a)	1,712,000	1,680,042
Freeport-McMoRan, Inc. 2.3% 11/14/17	2,852,000	2,830,610
Vale Overseas Ltd. 4.375% 1/11/22	3,818,000	3,751,185
		28,813,564

TOTAL MATERIALS		33,865,983

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	876,431
4.6% 4/1/22	1,403,000	1,482,863
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,193,406
American Tower Corp. 2.8% 6/1/20	9,000,000	8,999,595
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,872,000	1,942,494
4.2% 12/15/23	4,000,000	4,224,068
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,826,114
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,571,635
4.25% 1/15/24	3,408,000	3,531,540
Corporate Office Properties LP 5% 7/1/25	2,283,000	2,329,119
DDR Corp.:
3.625% 2/1/25	2,136,000	2,063,673
4.25% 2/1/26	1,807,000	1,814,674
4.625% 7/15/22	2,855,000	3,019,751
4.75% 4/15/18	3,691,000	3,795,540
7.5% 4/1/17	1,944,000	1,970,767
Duke Realty LP:
3.25% 6/30/26	731,000	705,902
3.625% 4/15/23	2,123,000	2,154,376
3.75% 12/1/24	1,576,000	1,592,528
3.875% 10/15/22	3,512,000	3,649,045
4.375% 6/15/22	2,340,000	2,491,274
6.5% 1/15/18	2,445,000	2,559,399
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,611,331
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,703,029
4.625% 12/15/21	5,595,000	6,071,812
4.75% 7/15/20	2,827,000	3,039,763
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,155,210
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,738,175
4% 6/1/25	3,216,000	3,282,568
4.7% 9/15/17	568,000	580,179
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,410,348
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,023,000	5,957,476
4.5% 1/15/25	1,371,000	1,341,918
4.5% 4/1/27	16,195,000	15,519,069
4.95% 4/1/24	1,354,000	1,370,512
5.25% 1/15/26	5,686,000	5,834,149
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	936,652
5% 12/15/23	737,000	754,178
Simon Property Group LP 4.125% 12/1/21	2,399,000	2,555,153
Weingarten Realty Investors 3.375% 10/15/22	812,000	808,766
WP Carey, Inc. 4% 2/1/25	5,360,000	5,165,330
		122,629,812
Real Estate Management & Development - 1.9%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,250,286
4.1% 10/1/24	4,251,000	4,189,233
4.55% 10/1/29	4,251,000	4,153,448
4.95% 4/15/18	3,196,000	3,303,360
5.7% 5/1/17	5,000,000	5,063,000
Digital Realty Trust LP:
3.4% 10/1/20	4,915,000	4,995,945
3.95% 7/1/22	3,320,000	3,408,096
4.75% 10/1/25	3,533,000	3,662,297
5.25% 3/15/21	1,953,000	2,120,522
Essex Portfolio LP 5.5% 3/15/17	670,000	675,349
Liberty Property LP:
3.25% 10/1/26	1,962,000	1,875,978
3.375% 6/15/23	2,202,000	2,187,207
4.125% 6/15/22	2,007,000	2,088,281
4.4% 2/15/24	4,876,000	5,128,855
4.75% 10/1/20	4,185,000	4,448,529
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	3,004,084
3.15% 5/15/23	4,988,000	4,504,962
4.5% 4/18/22	1,218,000	1,224,458
Mid-America Apartments LP:
4% 11/15/25	1,181,000	1,195,426
4.3% 10/15/23	831,000	865,938
Post Apartment Homes LP 3.375% 12/1/22	790,000	784,701
Tanger Properties LP:
3.125% 9/1/26	2,589,000	2,428,319
3.75% 12/1/24	2,960,000	2,950,430
3.875% 12/1/23	1,792,000	1,815,430
6.125% 6/1/20	4,876,000	5,395,372
Ventas Realty LP:
3.125% 6/15/23	1,289,000	1,263,960
3.5% 2/1/25	6,443,000	6,335,241
4.125% 1/15/26	1,557,000	1,589,600
4.375% 2/1/45	763,000	714,961
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,701,246
4% 4/30/19	1,357,000	1,406,274
		89,730,788

TOTAL REAL ESTATE		212,360,600

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
American Electric Power Co., Inc. 1.65% 12/15/17	1,748,000	1,748,477
AT&T, Inc.:
2.45% 6/30/20	3,187,000	3,162,549
3.6% 2/17/23	6,635,000	6,684,690
4.8% 6/15/44	8,410,000	7,932,144
5.875% 10/1/19	4,711,000	5,146,400
CenturyLink, Inc.:
5.15% 6/15/17	330,000	334,950
6% 4/1/17	825,000	833,250
6.15% 9/15/19	2,305,000	2,466,350
Embarq Corp. 7.995% 6/1/36	1,538,000	1,441,875
Verizon Communications, Inc.:
5.012% 8/21/54	9,569,000	9,499,051
6.25% 4/1/37	1,380,000	1,633,656
		40,883,392
UTILITIES - 2.4%
Electric Utilities - 1.7%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	2,977,638
6.4% 9/15/20 (a)	7,513,000	8,376,950
Edison International 3.75% 9/15/17	2,401,000	2,438,324
Eversource Energy:
1.45% 5/1/18	1,125,000	1,121,139
2.8% 5/1/23	5,110,000	4,993,124
Exelon Corp.:
1.55% 6/9/17	934,000	932,284
3.95% 6/15/25	4,402,000	4,519,657
FirstEnergy Corp.:
2.75% 3/15/18	10,761,000	10,857,451
4.25% 3/15/23	11,729,000	12,113,793
7.375% 11/15/31	5,897,000	7,587,110
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	2,914,400
IPALCO Enterprises, Inc. 3.45% 7/15/20	7,767,000	7,902,923
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	545,639
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,375,422
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,403,950
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	2,985,213
PG&E Corp. 2.4% 3/1/19	600,000	602,146
Progress Energy, Inc. 4.4% 1/15/21	4,274,000	4,528,914
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,639,620
		81,815,697
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,252,470
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	1,201,000	1,198,508
2.7% 6/15/21 (a)	1,182,000	1,168,954
3.55% 6/15/26 (a)	1,891,000	1,856,215
		4,223,677
Multi-Utilities - 0.6%
Dominion Resources, Inc. 3.2982% 9/30/66 (b)	15,230,000	11,727,100
NiSource Finance Corp.:
5.45% 9/15/20	4,156,000	4,535,036
6.4% 3/15/18	1,300,000	1,368,927
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,378,821
6.5% 12/15/20	1,534,000	1,728,114
Sempra Energy 2.3% 4/1/17	4,185,000	4,193,131
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	1,426,000	1,249,533
		30,180,662

TOTAL UTILITIES		117,472,506

TOTAL NONCONVERTIBLE BONDS
(Cost $2,004,095,520)		2,022,588,520

U.S. Government and Government Agency Obligations - 25.1%
U.S. Treasury Inflation-Protected Obligations - 6.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$49,417,154	$46,562,452
1% 2/15/46	13,252,268	13,316,332
1.375% 2/15/44	46,233,190	50,514,232
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	57,336,013	56,362,547
0.125% 7/15/26	37,918,096	36,679,777
0.25% 1/15/25	50,205,392	49,396,024
0.625% 1/15/26	61,039,800	61,595,851

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		314,427,215

U.S. Treasury Obligations - 18.6%
U.S. Treasury Bonds:
2.875% 11/15/46	130,225,000	125,419,046
3% 5/15/45 (c)(d)	42,484,000	41,813,560
3% 11/15/45	38,163,000	37,553,117
U.S. Treasury Notes:
0.75% 10/31/17	15,000,000	14,986,035
1.25% 3/31/21 (c)	100,450,000	98,044,926
1.25% 10/31/21 (e)	349,137,000	338,217,034
1.5% 8/15/26	28,060,000	25,765,814
1.75% 11/30/21 (e)	77,450,000	76,795,238
2% 11/15/26	61,460,000	59,037,861
2.25% 12/31/23	88,555,000	88,487,521

TOTAL U.S. TREASURY OBLIGATIONS		906,120,152

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,244,400,586)		1,220,547,367

U.S. Government Agency - Mortgage Securities - 22.3%
Fannie Mae - 12.0%
2.3% 9/1/33 (b)	334,876	344,246
2.326% 5/1/34 (b)	418,298	428,929
2.471% 10/1/33 (b)	332,471	345,940
2.5% 1/1/43	5,824,741	5,572,639
2.532% 7/1/35 (b)	19,625	20,333
2.54% 6/1/42 (b)	361,785	375,083
2.662% 2/1/36 (b)	417,573	440,140
2.666% 10/1/33 (b)	17,140	17,727
2.69% 7/1/35 (b)	40,134	42,174
2.695% 12/1/35 (b)	218,140	231,356
2.73% 7/1/34 (b)	34,303	35,666
2.76% 8/1/36 (b)	1,012,540	1,070,581
2.798% 10/1/33 (b)	39,449	41,614
2.802% 6/1/36 (b)	69,595	72,683
2.833% 3/1/35 (b)	23,888	25,212
2.85% 11/1/36 (b)	508,016	533,639
2.943% 9/1/41 (b)	212,546	220,919
2.973% 11/1/40 (b)	187,547	197,942
2.975% 10/1/41 (b)	112,749	117,365
2.999% 5/1/35 (b)	107,484	114,121
3% 7/1/29 to 1/1/47	153,784,336	153,595,906
3.029% 5/1/36 (b)	206,974	219,273
3.138% 9/1/36 (b)	411,367	436,987
3.14% 7/1/37 (b)	92,279	98,081
3.239% 7/1/41 (b)	336,411	353,971
3.353% 10/1/41 (b)	190,018	198,625
3.5% 10/1/25 to 4/1/46	86,497,232	89,327,210
3.5% 1/1/47 (f)	50,510,000	51,744,838
3.5% 1/1/47 (f)	58,000,000	59,417,949
3.5% 1/1/47 (f)	9,570,000	9,803,962
3.5% 1/1/47 (f)	6,400,000	6,556,463
3.5% 1/1/47 (f)	3,170,000	3,247,498
3.549% 7/1/41 (b)	429,214	447,452
4% 11/1/31 to 6/1/46	83,314,994	87,966,235
4.5% 4/1/24 to 4/1/45	29,555,582	31,953,107
5% 9/1/20 to 11/1/44	25,896,349	28,379,208
5.5% 3/1/18 to 3/1/41	26,118,916	29,312,226
6% 10/1/34 to 1/1/42	13,423,945	15,233,393
6.5% 2/1/17 to 8/1/36	2,227,432	2,540,014
7% 11/1/23 to 8/1/32	580,462	659,461
7.5% 9/1/22 to 11/1/31	461,186	535,926
8% 1/1/30 to 5/1/30	9,027	10,719
8.5% 3/1/25 to 6/1/25	490	573

TOTAL FANNIE MAE		582,287,386

Freddie Mac - 7.2%
2.5% 7/1/31	2,128,827	2,134,815
2.634% 3/1/36 (b)	98,422	101,965
2.673% 1/1/35 (b)	64,205	67,797
2.806% 4/1/35 (b)	325,717	338,080
3% 10/1/28 to 12/1/46	86,957,803	87,041,443
3.035% 11/1/35 (b)	137,653	145,910
3.139% 3/1/33 (b)	2,235	2,368
3.183% 9/1/41 (b)	259,327	270,497
3.221% 4/1/41 (b)	229,655	238,223
3.28% 6/1/41 (b)	275,026	289,613
3.392% 5/1/41 (b)	206,980	218,341
3.5% 3/1/32 to 5/1/46	153,624,562	159,334,919
3.638% 6/1/41 (b)	330,863	348,603
3.672% 5/1/41 (b)	317,674	334,677
3.845% 10/1/35 (b)	61,927	66,028
4% 6/1/24 to 4/1/46	54,065,874	57,045,284
4.5% 7/1/25 to 1/1/45	25,861,138	27,854,360
5% 1/1/35 to 6/1/41	4,391,097	4,837,423
5.5% 1/1/38 to 6/1/41	7,445,239	8,344,000
6% 4/1/32 to 8/1/37	1,113,744	1,260,049
7.5% 5/1/17 to 11/1/31	44,893	52,241
8% 7/1/17 to 5/1/27	3,027	3,554
8.5% 3/1/20 to 1/1/28	12,166	13,777

TOTAL FREDDIE MAC		350,343,967

Ginnie Mae - 3.1%
3% 1/1/47 (f)	7,450,000	7,537,305
3% 1/1/47 (f)	3,720,000	3,763,594
3% 1/1/47 (f)	23,720,000	23,997,970
3% 1/1/47 (f)	9,570,000	9,682,149
3% 1/1/47 (f)	1,340,000	1,355,703
3.5% 1/15/41 to 6/20/46	33,747,764	35,267,456
3.5% 1/1/47 (f)	6,400,000	6,648,001
3.5% 1/1/47 (f)	6,400,000	6,648,001
3.5% 1/1/47 (f)	3,170,000	3,292,838
4% 2/15/40 to 11/20/45	25,563,353	27,348,607
4.5% 5/15/39 to 5/20/41	19,391,519	20,989,012
5% 3/15/39 to 4/15/41	3,037,262	3,355,883
5.5% 6/15/35	895,262	1,025,913
6.5% 4/15/35 to 11/15/35	103,334	118,518
7% 1/15/28 to 7/15/32	1,293,698	1,507,707
7.5% 4/15/22 to 10/15/28	303,672	349,831
8% 2/15/17 to 9/15/30	17,765	21,454
8.5% 3/15/30	2,777	2,987

TOTAL GINNIE MAE		152,912,929

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,089,038,913)		1,085,544,282

Asset-Backed Securities - 0.8%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4611% 4/25/35 (b)	$234,160	$224,014
Airspeed Ltd. Series 2007-1A Class C1, 3.2039% 6/15/32 (a)(b)	1,932,945	521,895
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8061% 12/25/33 (b)	14,350	13,856
Series 2004-R2 Class M3, 1.5811% 4/25/34 (b)	31,593	26,329
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5361% 3/25/34 (b)	16,878	16,471
Series 2004-W11 Class M2, 1.8061% 11/25/34 (b)	189,320	188,249
Series 2004-W7 Class M1, 1.5811% 5/25/34 (b)	179,186	172,937
Series 2006-W4 Class A2C, 0.9161% 5/25/36 (b)	392,558	132,477
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.417% 4/25/34 (b)	526,523	481,291
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	9,828,000	9,840,658
Class AA, 2.487% 12/16/41 (a)	2,534,000	2,486,239
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	5,328,000	5,331,711
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.732% 12/25/36 (b)	635,000	400,450
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	8,400,000	8,432,188
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.0061% 3/25/32 (b)	11,075	11,000
Series 2004-3 Class M4, 2.2111% 4/25/34 (b)	20,129	18,753
Series 2004-4 Class M2, 1.5511% 6/25/34 (b)	30,294	28,998
Series 2004-7 Class AF5, 5.868% 1/25/35	677,426	692,961
Fannie Mae Series 2004-T5 Class AB3, 1.3745% 5/28/35 (b)	13,702	11,984
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9311% 8/25/34 (b)	89,032	84,402
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.417% 3/25/34 (b)	1,017	871
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	5,416,000	5,410,411
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.327% 1/25/35 (b)	334,000	308,037
Class M4, 1.612% 1/25/35 (b)	122,221	65,592
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.3101% 2/25/47 (a)(b)	240,713	200,331
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	48,440	3,510
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.8742% 8/25/33 (b)	134,962	131,589
Series 2003-5 Class A2, 1.2842% 12/25/33 (b)	11,595	11,069
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9461% 1/25/37 (b)	436,000	317,104
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0561% 5/25/37 (b)	87,621	1,155
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.567% 7/25/34 (b)	8,959	8,600
Series 2006-FM1 Class A2B, 0.6942% 4/25/37 (b)	790	441
Series 2006-OPT1 Class A1A, 1.112% 6/25/35 (b)	228,529	220,627
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4361% 8/25/34 (b)	20,187	18,719
Series 2004-NC6 Class M3, 2.9311% 7/25/34 (b)	48,336	45,983
Series 2004-NC8 Class M6, 2.6311% 9/25/34 (b)	55,426	52,128
Series 2005-NC1 Class M1, 1.4161% 1/25/35 (b)	64,954	60,596
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2661% 9/25/35 (b)	503,000	476,748
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6311% 9/25/34 (b)	184,350	178,270
Class M4, 2.9311% 9/25/34 (b)	241,000	154,668
Series 2005-WCH1 Class M4, 2.0011% 1/25/36 (b)	520,000	484,892
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5561% 4/25/33 (b)	1,796	1,648
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.3792% 3/25/35 (b)	207,345	196,440
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.9134% 6/15/33 (b)	104,737	101,403
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.3092% 9/25/34 (b)	12,700	11,345
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.452% 9/25/34 (b)	10,148	9,559
TOTAL ASSET-BACKED SECURITIES
(Cost $38,778,915)		37,588,599

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.3161% 1/25/35 (b)	258,511	255,376
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (b)	156,251	147,177
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.882% 7/25/35 (b)	223,859	217,477
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.887% 6/10/35 (a)(b)	46,055	33,083
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	7,370	7,213

TOTAL PRIVATE SPONSOR		660,326

U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	367,168	390,370
Series 1999-57 Class PH, 6.5% 12/25/29	345,993	391,561
Series 2002-9 Class PC, 6% 3/25/17	375	376
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	101,893	102,975
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	5,486,960	5,466,874
Series 2007-35 Class SC, 35.9563% 6/16/37 (b)(h)	38,870	70,689
Series 2015-H21 Class JA, 2.5% 6/20/65 (g)	6,361,642	6,439,803

TOTAL U.S. GOVERNMENT AGENCY		12,862,648

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $13,348,133)		13,522,974

Commercial Mortgage Securities - 3.0%
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	288,735	288,344
Series 2007-2 Class A4, 5.7998% 4/10/49 (b)	840,032	839,399
Series 2007-3 Class A4, 5.7319% 6/10/49 (b)	1,197,737	1,204,458
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	132,104	132,029
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 1.1461% 1/25/36 (a)(b)	349,247	302,808
Class M1, 1.2061% 1/25/36 (a)(b)	73,075	60,789
Class M2, 1.2261% 1/25/36 (a)(b)	22,045	17,834
Class M3, 1.2561% 1/25/36 (a)(b)	32,047	25,795
Series 2007-1 Class A2, 1.0261% 3/25/37 (a)(b)	94,903	79,494
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (a)(b)	102,841	88,159
Class A2, 1.0761% 7/25/37 (a)(b)	96,260	82,529
Class M2, 1.1661% 7/25/37 (a)(b)	53,478	41,315
Class M3, 1.2461% 7/25/37 (a)(b)	41,431	27,097
Series 2007-3:
Class A2, 1.0461% 7/25/37 (a)(b)	138,568	114,645
Class M1, 1.0661% 7/25/37 (a)(b)	56,766	44,819
Class M2, 1.0961% 7/25/37 (a)(b)	59,677	45,576
Class M3, 1.1261% 7/25/37 (a)(b)	130,417	97,389
Class M4, 1.2561% 7/25/37 (a)(b)	206,105	142,609
Class M5, 1.3561% 7/25/37 (a)(b)	72,555	37,601
C-BASS Trust floater Series 2006-SC1 Class A, 0.8542% 5/25/36 (a)(b)	15,307	15,222
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.7039% 12/15/27 (a)(b)	1,679,351	1,682,515
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	2,236,000	2,238,200
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8768% 6/15/39 (b)	1,655,820	1,662,197
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	1,814,931	1,840,869
CSMC Series 2015-TOWN:
Class B, 0.5382% 3/15/17 (a)(b)	870,000	855,466
Class C, 2.7882% 3/15/17 (a)(b)	848,000	831,597
Class D, 3.7382% 3/15/17 (a)(b)	1,283,000	1,275,900
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	4,550,000	4,618,851
Class CFX, 3.4949% 12/15/34 (a)(b)	3,823,000	3,842,205
Class DFX, 3.4949% 12/15/34 (a)(b)	3,240,000	3,221,954
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,709,312	5,716,989
Hilton U.S.A. Trust Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	25,241	25,136
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.3539% 4/15/27 (a)(b)	1,359,000	1,341,802
Class D, 2.9539% 4/15/27 (a)(b)	2,897,000	2,847,214
sequential payer:
Series 2007-CB18 Class A4, 5.44% 6/12/47	100,301	100,231
Series 2007-CB19 Class A4, 5.9034% 2/12/49 (b)	2,837,708	2,850,931
Series 2007-LD11 Class A4, 5.7531% 6/15/49 (b)	5,451,108	5,483,958
Series 2007-LDPX Class A3, 5.42% 1/15/49	1,321,710	1,322,053
Series 2007-CB20 Class A1A, 5.746% 2/12/51	12,887,051	13,140,707
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	75,807	1
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1159% 7/15/44 (b)	2,947,230	2,986,406
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A3, 5.43% 2/15/40	229,561	230,027
Series 2007-C7 Class A3, 5.866% 9/15/45	4,218,669	4,322,853
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 6.0225% 6/12/50 (b)	10,153,982	10,239,536
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	2,847,590	2,854,246
Series 2007-9 Class A4, 5.7% 9/12/49	4,240,888	4,325,461
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.904% 7/15/19 (a)(b)	113,478	113,569
Series 2007-IQ14 Class A4, 5.692% 4/15/49	18,675,767	18,717,599
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	5,439,000	5,418,685
Class B, 4.181% 11/15/34 (a)	1,920,000	1,913,868
Class C, 5.205% 11/15/34 (a)	1,346,000	1,345,165
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	4,486,254	5,462,014
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	5,497,032	5,490,628
Series 2007-C31 Class A4, 5.509% 4/15/47	5,487,874	5,498,604
Series 2007-C32 Class A3, 5.8904% 6/15/49 (b)	10,762,967	10,843,906
Series 2007-C33 Class A4, 6.1703% 2/15/51 (b)	4,744,630	4,766,436
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	359,340	358,661
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $150,014,356)		143,474,351

Municipal Securities - 3.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$805,000	$1,142,955
6.65% 3/1/22	4,360,000	5,158,970
7.3% 10/1/39	6,270,000	8,873,806
7.5% 4/1/34	5,055,000	7,145,243
7.55% 4/1/39	6,085,000	9,003,670
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	879,472
Series 2010 C1, 7.781% 1/1/35	10,090,000	10,541,729
Series 2012 B, 5.432% 1/1/42	1,205,000	976,918
Series 2014 B, 6.314% 1/1/44	5,300,000	4,724,208
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,848,000	1,876,053
4.95% 6/1/23	4,950,000	5,089,491
5.1% 6/1/33	43,265,000	38,238,472
Series 2010-1, 6.63% 2/1/35	12,290,000	12,558,782
Series 2010-3:
5.547% 4/1/19	120,000	123,878
6.725% 4/1/35	9,480,000	9,663,154
7.35% 7/1/35	5,540,000	5,995,277
Series 2010-5, 6.2% 7/1/21	2,260,000	2,374,808
Series 2011:
5.365% 3/1/17	140,000	140,833
5.665% 3/1/18	4,465,000	4,620,114
5.877% 3/1/19	14,325,000	15,186,076
Series 2013:
2.69% 12/1/17	1,225,000	1,231,970
3.14% 12/1/18	1,270,000	1,268,552
TOTAL MUNICIPAL SECURITIES
(Cost $151,759,986)		146,814,431

Bank Notes - 1.5%
Capital One NA:
1.65% 2/5/18	20,761,000	20,718,232
2.95% 7/23/21	5,645,000	5,660,885
Discover Bank:
(Delaware) 3.2% 8/9/21	6,841,000	6,874,931
3.1% 6/4/20	6,380,000	6,452,120
8.7% 11/18/19	1,503,000	1,705,726
KeyBank NA:
2.25% 3/16/20	9,000,000	8,956,350
6.95% 2/1/28	800,000	981,039
Marshall & Ilsley Bank 5% 1/17/17	4,952,000	4,957,234
RBS Citizens NA 2.5% 3/14/19	2,751,000	2,771,184
Regions Bank 7.5% 5/15/18	13,237,000	14,179,143
TOTAL BANK NOTES
(Cost $72,537,221)		73,256,844
	Shares	Value

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 0.60% (i)
(Cost $371,326,289)	371,301,749	371,376,009
	Maturity Amount	Value

Cash Equivalents - 1.6%
Investments in repurchase agreements in a joint trading account at 0.51%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Government Obligations) # (j)
(Cost $79,340,000)	79,344,496	79,340,000
TOTAL INVESTMENT PORTFOLIO - 106.8%
(Cost $5,214,639,919)		5,194,053,377
NET OTHER ASSETS (LIABILITIES) - (6.8)%(k)		(328,546,416)
NET ASSETS - 100%		$4,865,506,961

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 1/1/32	$(2,000,000)	$(2,002,031)
3% 1/1/47	(3,140,000)	(3,118,903)
3% 1/1/47	(6,280,000)	(6,237,807)
3% 1/1/47	(20,410,000)	(20,272,873)
3% 1/1/47	(9,570,000)	(9,505,702)
3.5% 1/1/47	(3,170,000)	(3,247,498)
3.5% 1/1/47	(6,400,000)	(6,556,463)
3.5% 1/1/47	(3,170,000)	(3,247,498)
3.5% 1/1/47	(6,400,000)	(6,556,463)
4% 1/1/47	(6,200,000)	(6,513,875)

TOTAL FANNIE MAE		(67,259,113)

Ginnie Mae
3.5% 1/1/47	(6,400,000)	(6,648,001)
3.5% 1/1/47	(21,900,000)	(22,748,627)
3.5% 1/1/47	(29,600,000)	(30,747,003)
3.5% 1/1/47	(11,500,000)	(11,945,626)
3.5% 1/1/47	(5,250,000)	(5,453,438)
3.5% 1/1/47	(9,570,000)	(9,940,838)

TOTAL GINNIE MAE		(87,483,533)

TOTAL TBA SALE COMMITMENTS
(Proceeds $153,969,576)		$(154,742,646)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
104 CBOT 10-Year U.S. Treasury Note Contracts (United States)	March 2017	12,925,250	$(65,219)
689 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	149,297,688	(164,551)
TOTAL FUTURES CONTRACTS			$(229,770)

The face value of futures purchased as a percentage of Net Assets is 3.3%.

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD 64,579	$(62,014)	$0	$(62,014)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	112,185	(107,734)	0	(107,734)

TOTAL CREDIT DEFAULT SWAPS						$(169,748)	$0	$(169,748)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $266,597,623 or 5.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $627,686.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,126,931.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Includes investment made with cash collateral received from securities on loan.

 (k) Includes cash collateral of $24,231,200 from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$888,789
Total	$888,789

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,022,588,520	$--	$2,022,588,520	$--
U.S. Government and Government Agency Obligations	1,220,547,367	--	1,220,547,367	--
U.S. Government Agency - Mortgage Securities	1,085,544,282	--	1,085,544,282	--
Asset-Backed Securities	37,588,599	--	36,148,819	1,439,780
Collateralized Mortgage Obligations	13,522,974	--	13,489,891	33,083
Commercial Mortgage Securities	143,474,351	--	137,869,728	5,604,623
Municipal Securities	146,814,431	--	146,814,431	--
Bank Notes	73,256,844	--	73,256,844	--
Money Market Funds	371,376,009	371,376,009	--	--
Cash Equivalents	79,340,000	--	79,340,000	--
Total Investments in Securities:	$5,194,053,377	$371,376,009	$4,815,599,882	$7,077,486
Derivative Instruments:
Liabilities
Futures Contracts	$(229,770)	$(229,770)	$--	$--
Swaps	(169,748)	--	(169,748)	--
Total Liabilities	$(399,518)	$(229,770)	$(169,748)	$--
Total Derivative Instruments:	$(399,518)	$(229,770)	$(169,748)	$--
Other Financial Instruments:
TBA Sale Commitments	$(154,742,646)	$--	$(154,742,646)	$--
Total Other Financial Instruments:	$(154,742,646)	$--	$(154,742,646)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(169,748)
Total Credit Risk	0	(169,748)
Interest Rate Risk
Futures Contracts(b)	0	(229,770)
Total Interest Rate Risk	0	(229,770)
Total Value of Derivatives	$0	$(399,518)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$79,340,000 due 1/03/17 at 0.51%
J.P. Morgan Securities, Inc.	$79,340,000
$79,340,000

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.8%
United Kingdom	2.6%
Mexico	2.3%
Netherlands	1.4%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (including securities loaned of $101,535,840 and repurchase agreements of $79,340,000) — See accompanying schedule: Unaffiliated issuers (cost $4,843,313,630)	$4,822,677,368
Fidelity Central Funds (cost $371,326,289)	371,376,009
Total Investments (cost $5,214,639,919)		$5,194,053,377
Cash		24,342,288
Receivable for investments sold		58,839
Receivable for TBA sale commitments		153,969,576
Receivable for fund shares sold		13,817
Interest receivable		32,074,860
Distributions receivable from Fidelity Central Funds		149,810
Receivable for daily variation margin for derivative instruments		78,813
Total assets		5,404,741,380
Liabilities
Payable for investments purchased
Regular delivery	$88,308,852
Delayed delivery	191,766,625
TBA sale commitments, at value	154,742,646
Payable for fund shares redeemed	195,920
Distributions payable	373,309
Bi-lateral OTC swaps, at value	169,748
Other payables and accrued expenses	106,119
Collateral on Securities Loaned	103,571,200
Total liabilities		539,234,419
Net Assets		$4,865,506,961
Net Assets consist of:
Paid in capital		$4,876,541,728
Undistributed net investment income		9,462,706
Accumulated undistributed net realized gain (loss) on investments		1,261,657
Net unrealized appreciation (depreciation) on investments		(21,759,130)
Net Assets, for 46,701,478 shares outstanding		$4,865,506,961
Net Asset Value, offering price and redemption price per share ($4,865,506,961 ÷ 46,701,478 shares)		$104.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Interest		$141,565,211
Income from Fidelity Central Funds		888,789
Total income		142,454,000
Expenses
Custodian fees and expenses	$78,710
Independent trustees' fees and expenses	21,181
Total expenses before reductions	99,891
Expense reductions	(28,225)	71,666
Net investment income (loss)		142,382,334
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,081,040
Fidelity Central Funds	(6,680)
Futures contracts	(5,755,742)
Swaps	54,448
Total net realized gain (loss)		11,373,066
Change in net unrealized appreciation (depreciation) on: Investment securities	53,392,452
Futures contracts	(229,770)
Swaps	(48,312)
Delayed delivery commitments	(770,627)
Total change in net unrealized appreciation (depreciation)		52,343,743
Net gain (loss)		63,716,809
Net increase (decrease) in net assets resulting from operations		$206,099,143

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,382,334	$145,917,288
Net realized gain (loss)	11,373,066	50,400,886
Change in net unrealized appreciation (depreciation)	52,343,743	(191,259,826)
Net increase (decrease) in net assets resulting from operations	206,099,143	5,058,348
Distributions to shareholders from net investment income	(139,322,055)	(138,953,417)
Distributions to shareholders from net realized gain	(55,196,827)	(3,297,143)
Total distributions	(194,518,882)	(142,250,560)
Share transactions
Proceeds from sales of shares	301,340,992	513,825,585
Reinvestment of distributions	194,145,570	142,250,560
Cost of shares redeemed	(253,096,192)	(301,190,265)
Net increase (decrease) in net assets resulting from share transactions	242,390,370	354,885,880
Total increase (decrease) in net assets	253,970,631	217,693,668
Net Assets
Beginning of period	4,611,536,330	4,393,842,662
End of period	$4,865,506,961	$4,611,536,330
Other Information
Undistributed net investment income end of period	$9,462,706	$7,207,039
Shares
Sold	2,809,199	4,808,405
Issued in reinvestment of distributions	1,848,305	1,342,876
Redeemed	(2,421,060)	(2,865,332)
Net increase (decrease)	2,236,444	3,285,949

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity VIP Investment Grade Central Fund

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$103.71	$106.70	$103.29	$108.89	$107.64
Income from Investment Operations
Net investment income (loss)A	3.167	3.292	3.178	2.829	3.111
Net realized and unrealized gain (loss)	1.659	(3.071)	3.336	(4.398)	3.442
Total from investment operations	4.826	.221	6.514	(1.569)	6.553
Distributions from net investment income	(3.096)	(3.137)	(3.104)	(2.826)	(3.056)
Distributions from net realized gain	(1.260)	(.074)	–	(1.205)	(2.247)
Total distributions	(4.356)	(3.211)	(3.104)	(4.031)	(5.303)
Net asset value, end of period	$104.18	$103.71	$106.70	$103.29	$108.89
Total ReturnB	4.70%	.18%	6.37%	(1.46)%	6.16%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	3.00%	3.11%	3.01%	2.68%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$4,865,507	$4,611,536	$4,393,843	$3,945,749	$4,252,424
Portfolio turnover rateF	162%	248%	151%	333%	291%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than $.0005 per share.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2016

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$67,090,036
Gross unrealized depreciation	(82,756,449)
Net unrealized appreciation (depreciation) on securities	$(15,666,413)
Tax Cost	$5,209,719,790

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,536,748
Undistributed long-term capital gain	$24,414,601
Net unrealized appreciation (depreciation) on securities and other investments	$(16,609,280)

The Fund intends to elect to defer to its next fiscal year $23,376,837 of capital losses recognized during the period November 1, 2016 to December 31, 2016.

The tax character of distributions paid was as follows:

	December 31, 2016	December 31, 2015
Ordinary Income	$148,257,947	$ 142,250,560
Long-term Capital Gains	46,260,935	–
Total	$194,518,882	$ 142,250,560

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$54,448	$(48,312)
Interest Rate Risk
Futures Contracts	(5,755,742)	(229,770)
Totals	$(5,701,294)	$(278,082)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $329,807,191 and $905,035,930, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $606,432.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $21,181.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,044.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	7.6%
VIP Asset Manager: Growth Portfolio	0.7%
VIP Balanced Portfolio	19.7%
VIP Investment Grade Bond Portfolio	72.0%

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Investment Grade Central Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 22, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 243 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Actual	.0017%	$1,000.00	$987.60	$.01
Hypothetical-C		$1,000.00	$1,025.13	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Investment Grade Central Fund voted to pay on February 10, 2017, to shareholders of record at the opening of business on February 10, 2017, a distribution of $0.515 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2016, $24,479,981, or, if subsequently determined to be different, the net capital gain of such year.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

VIGC-ANN-0217
1.831202.110

Item 2.

Code of Ethics

As of the end of the period, December 31, 2016, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Investment Grade Central Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$167,000	$-	$7,000	$4,600

December 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$206,000	$-	$6,700	$600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2016A	December 31, 2015A
Audit-Related Fees	$35,000	$-
Tax Fees	$-	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2016 A	December 31, 2015 A
Deloitte Entities	$275,000	$40,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 24, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 24, 2017